Post-employment benefit obligations (Schedule of Amounts Recognized in Consolidated Statements of Financial Position) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [abstract]
Present value of funded obligations	$ 34,024	$ 29,519
Fair value of plan assets	20,626	19,382
Deficit of funded plans	$ 13,398	$ 10,137